Operating Loss and Tax Credit Carryforwards (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 353,357
Tax credit carryforwards	34,578
Within 1 year
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	434
Tax credit carryforwards	37
1 to 5 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	12,975
Tax credit carryforwards	17,146
5 to 20 years
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	222,937
Tax credit carryforwards	17,076
Indefinite periods
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	117,011
Tax credit carryforwards	¥ 319